DEBT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about movement in debt facilities [Table Text Block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Total
Balance at December 31, 2022	$190,242	$20,120	$210,362
Finance costs
Interest expense	858	2,616	3,474
Accretion	9,170	-	9,170
Repayments of finance costs	(864)	(2,330)	(3,194)
Balance at December 31, 2023	$199,406	$20,406	$219,812
Finance costs
Interest expense	863	2,619	3,482
Accretion	9,679	-	9,679
Repayments of principal	-	(20,000)	(20,000)
Repayments of finance costs	(865)	(2,626)	(3,491)
Balance at December 31, 2024	$209,083	$399	$209,482

Statements of Financial Position Presentation
Current portion of debt facilities	$426	$406	$832
Non-current portion of debt facilities	198,980	20,000	218,980
Balance at December 31, 2023	$199,406	$20,406	$219,812
Current portion of debt facilities	$426	$399	$825
Non-current portion of debt facilities	208,657	-	208,657
Balance at December 31, 2024	$209,083	$399	$209,482